NONCONVERTIBLE PROMISSORY NOTES	12 Months Ended
Dec. 31, 2021
Nonconvertible Promissory Notes
NONCONVERTIBLE PROMISSORY NOTES

NOTE 16 — NONCONVERTIBLE PROMISSORY NOTES

As of December 30, 2021, the Company has outstanding unsecured nonconvertible promissory notes in the aggregate amount of $1,176,644, which bear interest at a rate of 10% per annum and mature between January 15, 2022 and December 10, 2023.

As of December 31, 2021 and 2020, the Company had a balance of $307,685 and $846,749, respectively, net of debt discounts recorded as current liabilities and $868,959 and $426,645, respectively in noncurrent liabilities on its consolidated balance sheets related to these nonconvertible promissory notes. During the years ended December 31, 2021 and 2020, the Company recorded interest expense on its consolidated statements of operations amounting to of $122,456 and $131,750, respectively and paid interest of $123,025 and $132,264, respectively related to these nonconvertible notes payable.

Subsequent to December 31, 2021, a non-convertible promissory note amounting to $0.2 million with a maturity date of January 15, 2022 was paid off through a cash payment.